OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

16.OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2013 and 2014 were as follows:

	2013	2014
	RMB	RMB
Accrued operating expenses	330,863,616	528,143,100
Payable for acquisition	23,773,221	306,966,884
Accruals for property and equipment	37,038,698	258,632,797
Electronic coupon	133,306,380	198,874,547
Deposits received from suppliers and packaged-tour customers	33,769,690	92,500,850
Deposit for special bonus program	—	80,799,443
Interest payable	13,838,961	32,931,518
Due to employees for stock option proceeds received on their behalf	28,413,780	23,992,381
Others	34,100,603	77,272,138
Total	635,104,949	1,600,113,658

In September, 2014, the Company established a special bonus program. Under this program, the Company provides the bonus units to the selected employees and the employees are required to provide deposit to participate such program. The bonus is calculated based on certain agreed-upon performance merits and is paid together with the deposit. As of December, 2014, the Company recognized RMB81 million in payable for employees deposit.